Prospectus Supplement

John Hancock Variable Insurance Trust (the Trust)

Supplement dated March 31, 2022 to the current Prospectus, as may be supplemented (the Prospectus)

Select Bond Trust (the “fund”)

Effective March 31, 2022, Connor Minnaar, CFA is added as a portfolio manager of the fund. Jeffrey N. Given, CFA, Howard C. Greene, CFA, and Pranay Sonalkar will continue as portfolio managers of the fund, and together with Connor Minnaar, CFA are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, effective immediately, the following replaces in its entirety the portfolio manager information in the summary section of the Prospectus for this fund under the heading “Portfolio management”:

Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2009	Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2009
Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed fund since 2022	Pranay Sonalkar Managing Director, Associate Portfolio Manager Managed fund since 2021

Ultra Short Term Bond Trust (the “fund”)

Effective March 31, 2022, Connor Minnaar, CFA is added as a portfolio manager of the fund. Howard C. Greene, CFA, Jeffrey N. Given, CFA, and Pranay Sonalkar will continue as portfolio managers of the fund, and together with Connor Minnaar, CFA are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, effective immediately, the following replaces in its entirety the portfolio manager information in the summary section of the Prospectus for this fund under the heading “Portfolio management”:

Howard C. Greene, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2010	Jeffrey N. Given, CFA Senior Managing Director and Senior Portfolio Manager Managed fund since 2010
Connor Minnaar, CFA Senior Director and Associate Portfolio Manager Managed fund since 2022	Pranay Sonalkar Managing Director, Associate Portfolio Manager Managed fund since 2021

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust (the Trust)

Active Bond Trust

Select Bond Trust

Ultra Short Term Bond Trust

Short-Term Government Income Trust

Strategic Income Opportunities Trust

Global Equity Trust (collectively, the funds)

Supplement dated March 31, 2022 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective as of March 31, 2022 (the Effective Date) the disclosure under “APPENDIX B - PORTFOLIO MANAGER INFORMATION” applicable to Manulife Investment Management (US) LLC (“Manulife IM (US)”) as the subadvisor of the funds, as it specifically relates to the funds’ portfolio managers, is amended and supplemented as follows to add the portfolio manager information for Connor Minnaar, CFA, Bradley L. Lutz, CFA, Uday Chatterjee, and Felicity Smith.

Active Bond Trust (the fund)

As of the Effective Date, Connor Minnaar, CFA is added as a portfolio manager of the fund. As of the Effective Date, Peter M. Farley, CFA, Jeffrey N. Given, CFA, Howard C. Greene, CFA, David A. Bees, CFA, and Pranay Sonalkar will continue as portfolio managers of the fund and, along with Connor Minnaar, CFA, will be jointly and primarily responsible for the day-to-day management of the fund.

Select Bond Trust

Ultra Short Term Bond Trust (each, a fund)

As of the Effective Date, Connor Minnaar, CFA is added as a portfolio manager of each fund. As of the Effective Date, Howard C. Greene, CFA, Jeffrey N. Given, CFA, and Pranay Sonalkar will continue as portfolio managers of each fund, and, along with Connor Minnaar, CFA, will be jointly and primarily responsible for the day-to-day management of each fund.

Short-Term Government Income Trust (the fund)

As of the Effective Date, Connor Minnaar, CFA is added as a portfolio manager of the fund. As of the Effective Date, Howard C. Greene, CFA and Jeffrey N. Given, CFA will continue as portfolio managers of the fund, and, together with Connor Minnaar, CFA, will be jointly and primarily responsible for the day-to-day management of the fund.

Strategic Income Opportunities Trust (the fund)

As of the Effective Date, Bradley L. Lutz, CFA is added as a portfolio manager of the fund. As of the Effective Date, Daniel S. Janis III, Thomas C. Goggins, Kisoo Park, and Christopher M. Chapman, CFA, will continue as portfolio managers of the fund, and, together with Bradley L. Lutz, CFA will be jointly and primarily responsible for the day-to-day management of the fund.

Effective March 15, 2023, Daniel S. Janis III will be retiring as a portfolio manager of the fund. Accordingly, all references to Mr. Janis will be removed from the SAI as of March 15, 2023.

Global Equity Trust (the fund)

As of the Effective Date, Uday Chatterjee and Felicity Smith are added as portfolio managers of the fund. As of the Effective Date, Paul Boyne and Stephen Hermsdorf, will continue as portfolio managers of the fund, and, together with Uday Chatterjee and Felicity Smith will be jointly and primarily responsible for the day-to-day management of the fund.

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

The following table shows the portfolio managers at Manulife IM (US) who are jointly and primarily responsible for the day-to-day management of the stated funds’ portfolios (or portion thereof) as of the Effective Date.

Fund	Portfolio Managers
Active Bond Trust	Peter M. Farley, CFA, Jeffrey N. Given, CFA, Howard C. Greene, CFA, David A. Bees, CFA, Pranay Sonalkar and Connor Minnaar, CFA
Global Equity Trust (formerly Global Trust)	Paul Boyne, Stephen Hermsdorf, Uday Chatterjee and Felicity Smith
Select Bond Trust and Ultra Short Term Bond Trust	Howard C. Greene, CFA, Jeffrey N. Given, CFA, Pranay Sonalkar and Connor Minnaar, CFA
Short-Term Government Income Trust	Howard C. Greene, CFA, Jeffrey N. Given, CFA and Connor Minnaar, CFA
Strategic Income Opportunities Trust	Daniel S. Janis III, Kisoo Park, Thomas C. Goggins, Christopher M. Chapman, CFA and Bradley L. Lutz, CFA

The following table reflects information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies and series thereof; (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the fund or funds that he or she manages and any similarly managed accounts.

The following table reflects information as of February 28, 2022.

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)
Portfolio Manager
Connor Minnaar, CFA	0	0	0	0	0	0
Bradley L. Lutz, CFA	6	4,583	3	351	3	372
Uday Chatterjee	0	0	0	0	0	0
Felicity Smith	0	0	0	0	0	0

Performance-Based Fees for Other Accounts Managed. Of the accounts listed in the table above, those for which the subadvisor receives a fee based on investment performance are listed in the table below.

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)	Number of Accounts	Assets (in millions) ($)
Portfolio Manager
Connor Minnaar, CFA	0	0	0	0	0	0
Bradley L. Lutz, CFA	0	0	0	0	0	0
Uday Chatterjee	0	0	0	0	0	0
Felicity Smith	0	0	0	0	0	0

Ownership of the Funds and Similarly Managed Accounts

The following tables show the dollar range of fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of February 28, 2022. For purposes of these tables, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of a fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the fund.

Active Bond Trust

Portfolio Manager	Dollar Range of Shares Owned[1]
Connor Minnaar, CFA	none

1 As of February 28, 2022, Connor Minnaar, CFA beneficially owned $0 of Active Bond Trust.

Select Bond Trust

Portfolio Manager	Dollar Range of Shares Owned[1]
Connor Minnaar, CFA	none

1 As of February 28, 2022, Connor Minnaar, CFA beneficially owned $0 of Select Bond Trust.

Short-Term Government Income Trust

Portfolio Manager	Dollar Range of Shares Owned[1]
Connor Minnaar, CFA	none

1 As of February 28, 2022, Connor Minnaar, CFA beneficially owned $0 of Short-Term Government Income Trust.

Strategic Income Opportunities Trust

Portfolio Manager	Dollar Range of Shares Owned[1]
Bradley L. Lutz, CFA	none

1 As of February 28, 2022, Bradley L. Lutz, CFA beneficially owned $0 of Strategic Income Opportunities Trust.

Ultra Short Term Bond Trust

Portfolio Manager	Dollar Range of Shares Owned[1]
Connor Minnaar, CFA	none

1 As of February 28, 2022, Connor Minnaar, CFA beneficially owned $0 of Ultra Short Term Bond Trust.

Global Equity Trust

Portfolio Manager	Dollar Range of Shares Owned[1]
Uday Chatterjee	none

Felicity Smith	none

1 As of February 28, 2022, Uday Chatterjee and Felicity Smith beneficially owned $0 and $0, respectively, of Global Equity Trust.

You should read this supplement in conjunction with the SAI and retain it for your future reference.